Document and Entity Information	Oct. 24, 2024
Cover [Abstract]
Entity Registrant Name	APA Corp
Amendment Flag	false
Entity Central Index Key	0001841666
Document Type	8-K
Document Period End Date	Oct. 24, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-40144
Entity Tax Identification Number	86-1430562
Entity Address, Address Line One	2000 W. Sam Houston Pkwy. S.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042-3643
City Area Code	(713)
Local Phone Number	296-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.625 par value
Trading Symbol	APA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false